Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share
17.	NET INCOME (LOSS) PER SHARE

The calculation of the net income (loss) per share is as follows:

	For the year ended December 31,
	2009	2010	2011
Net Income (loss)—Numerator
Basic—
Net income (loss) attributable to AutoNavi Holdings Limited shareholders
Income from continuing operations	14,571	19,135	36,535
Loss from discontinued operations, net of tax	(4,180)	—	—

Net income attributable to AutoNavi Holdings Limited shareholders	10,391	19,135	36,535

Net income attributable to AutoNavi Holdings Limited shareholders allocated for computing net income per Series A preferred share(i):
Income from continuing operations	3,744	2,282	—
Loss from discontinued operations, net of tax	(1,074)	—	—

Net income attributable to AutoNavi Holdings Limited shareholders allocated for computing net income per Series A preferred share(i)	2,670	2,282	—

	For the year ended December 31,
	2009	2010	2011
Net income attributable to AutoNavi Holdings Limited shareholders allocated for computing net income per ordinary share(i):
Income from continuing operations	10,827	16,853	36,535
Loss from discontinued operations, net of tax	(3,106)	—	—

Net income attributable to AutoNavi Holdings Limited shareholders allocated for computing net income per ordinary share(i):	7,721	16,853	36,535

Diluted—
Net income attributable to AutoNavi Holdings Limited shareholders allocated for computing net income per ordinary share
Income from continuing operations	14,571	19,135	36,535
Loss from discontinued operations, net of tax	(4,180)	—	—

Net income attributable to AutoNavi Holdings Limited shareholders allocated for computing net income per ordinary share	10,391	19,135	36,535

Shares—Denominator
Basic
Weighted average number of shares outstanding used in computing net income per Series A preferred share	40,000,000	20,273,973	—

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share(ii)	115,675,022	149,684,032	190,132,407

Diluted
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share(iii)	157,188,766	182,696,079	201,230,735

Net income per Series A preferred share
Basic:
Income from continuing operations	0.10	0.11	—
Loss from discontinued operations	(0.03)	—	—

Net income per Series A preferred share	0.07	0.11	—

Net income per ordinary share attributable to AutoNavi Holdings Limited shareholders
Basic:
Income from continuing operations	0.10	0.11	0.19
Loss from discontinued operations	(0.03)	—	—

Net income per ordinary share attributable to AutoNavi Holdings Limited shareholders	0.07	0.11	0.19

Diluted:
Income from continuing operations	0.10	0.10	0.18
Loss from discontinued operations	(0.03)	—	—

Net income per ordinary share attributable to AutoNavi Holdings Limited shareholders	0.07	0.10	0.18

(i)	The net income attributable to holders of ordinary shares was allocated between ordinary shares and preferred shares on pro rata basis based on the dividend participation right. Since each Series A convertible redeemable preferred share has the same participation rights as ordinary share, the allocation was based on the number of ordinary shares and Series A convertible redeemable preferred shares.

(ii)	On November 15, 2010 and December 28, 2010, the company issued a total of 7,529,580 ordinary shares, representing 1,882,395 ADSs to be issued to employees upon the exercise of their vested share options or vesting of nonvested shares granted. As of December 31, 2010 and 2011, 359,684 and 3,165,716, ordinary shares out of such 7,529,580 shares had been delivered to the employees upon exercise of their share options. 7,169,896 and 4,363,864 shares remained issued but not outstanding as of December 31, 2010 and 2011, respectively and accordingly excluded in computing basic or diluted net income per share. As set out in Note 19, 150,000 shares that vested on December 31, 2011 were not included in outstanding shares as the registration of the shares were not completed until February 2012, but were included in computation of basic net income per share.

(iii)	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has included the effect of the following securities:

	For the year ended December 31,
	2009	2010	2011
Series A convertible redeemable preferred shares (as-if-converted method)	40,000,000	20,273,973	—
Share options (treasury stock method)	684,156	12,165,959	10,874,647
Nonvested shares (treasury stock method)	829,588	572,115	223,681

Total	41,513,744	33,012,047	11,098,328

The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 7,469,000 share options outstanding as of the year ended December 31, 2009 and 670,000 nonvested shares outstanding as of December 31, 2011.